Goodwill and other intangible assets	9 Months Ended
Sep. 30, 2024
Goodwill And Intangible Assets [Abstract]
Goodwill and other intangible assets	Goodwill and other intangible assets
On July 17, 2024, a subsidiary of the Company, Exscientia AI, and GT Apeiron Therapeutics Inc. (“Apeiron”) announced that they had entered into an Asset Purchase Agreement, IP Assignment Agreement, Subscription Agreement and Share Surrender Agreement, pursuant to which Exscientia AI acquired the full rights to the intellectual property in GTAEX617 and took full operational control of the CDK7 inhibitor programme (the “IP Rights”) for the purpose of continuing Exscientia AI’s own independent research, development and commercialisation efforts. Concurrent to the transaction, Exscientia AI and Apeiron terminated the Collaboration Agreement, dated July 1, 2021, by and between Exscientia AI and Apeiron.
10.    Goodwill and other intangible assets (continued)

As consideration for the IP Rights, Exscientia AI made an upfront payment to Apeiron in the amount of £7,691,000 and forgave Apeiron of all outstanding debt, totalling £4,951,000. The Company also issued Apeiron £7,579,000 of the Company’s equity in the form of 1,807,078 restricted American Depositary Shares, each representing one ordinary share, nominal value £0.0005 per share, incurring fees of £69,000 in relation to the issuance. In addition, Exscientia AI surrendered 9,173,021 ordinary shares with a par value of $0.00001 each and 1,549,942 Series Pre-A preferred shares, with a par value of $0.00001 each and a total fair value at the disposal date of £2,145,000, that Exscientia AI held in Apeiron Therapeutics, Inc. with no consideration being due from Apeiron to Exscientia AI or the Company.

These amounts were capitalised as acquired intellectual property during the three months ended September 30, 2024, with a total transaction price at the acquisition date of £22,436,000. No amortisation charge has been recognised in relation to the IP during the period from its acquisition to September 30, 2024 as the asset has yet to be commercialised.

Pursuant to the Asset Purchase Agreement, Exscientia AI will pay Apeiron a single digit royalty, net of any applicable withholding taxes, if Exscientia AI or a third party commercialises GTAEX617. Exscientia AI will take on all development costs and shall also pay Apeiron a single digit percentage of any outlicensing income received by Exscientia AI or its affiliates if Exscientia AI enters into an outlicensing agreement with a third party.

During the nine months ended September 30, 2024 the Group acquired assets at a cost of £164,000 relating to computer software. There were no asset disposals in the period. The amortisation charge for the period of £3,426,000 consisted of £57,000 relating to computer equipment, £11,000 relating to patents and £3,358,000 relating to acquired intellectual property. The residual movement in the net book value of goodwill and intangible assets relates to the foreign currency translation of assets relating to the Group’s Austrian business.
No impairment charge was recognised in the period.